UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10635

Name of Fund: BlackRock Strategic Bond Trust (BHD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 11/30/2013

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2013 (Unaudited)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Common Stocks (a)		Shares	Value

Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc.		5,037	$17,982

Media — 0.0%
Adelphia Recovery Trust		396,568	793
Adept Technology, Inc., Class A		400,000	3,000

			3,793

Paper & Forest Products — 0.3%
NewPage Corp. (b)		3,380	287,300

Total Common Stocks — 0.3%			309,075

Corporate Bonds		Par (000)

Aerospace & Defense — 0.4%
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21	USD	60	65,400
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		185	200,262
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (c)		100	103,983

			369,645

Airlines — 0.5%
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18		125	129,375
Delta Air Lines Pass-Through Trust:
Series 2002-1, Class G-1, 6.72%, 7/02/24		137	153,594
Series 2009-1, Class B, 9.75%, 6/17/18		35	39,125
US Airways Pass-Through Trust, Series 2011-1, Class C, 10.88%, 10/22/14		130	136,503

			458,597

Auto Components — 1.5%
Dana Holding Corp., 6.75%, 2/15/21		180	194,400
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18		670	699,312
Jaguar Land Rover Automotive PLC, 8.25%, 3/15/20	GBP	177	326,552
Schaeffler Holding Finance BV, 6.88%, 8/15/18 (d)	EUR	115	166,732

Corporate Bonds		Par (000)	Value
Auto Components (concluded)
Servus Luxembourg Holdings SCA, 7.75%, 6/15/18	EUR	100	$142,218

			1,529,214

Building Products — 0.6%
Building Materials Corp. of America (c):
7.00%, 2/15/20	USD	210	225,750
6.75%, 5/01/21		230	247,825
Momentive Performance Materials, Inc., 8.88%, 10/15/20		65	68,412
Texas Industries, Inc., 9.25%, 8/15/20		82	89,995

			631,982

Capital Markets — 1.7%
E*Trade Financial Corp., Series A, 0.00%, 8/31/19 (e)(f)		100	173,250
The Goldman Sachs Group, Inc.:
5.38%, 3/15/20		225	252,213
5.75%, 1/24/22		525	592,503
Series D, 6.00%, 6/15/20		250	288,870
KCG Holdings, Inc., 8.25%, 6/15/18 (c)		48	49,380
Morgan Stanley, 5.63%, 9/23/19		320	367,404

			1,723,620

Chemicals — 2.3%
Axiall Corp., 4.88%, 5/15/23 (c)		39	36,660
Celanese US Holdings LLC, 5.88%, 6/15/21		324	345,870
Huntsman International LLC:
4.88%, 11/15/20		75	73,875
8.63%, 3/15/21		65	72,800
INEOS Finance PLC, 7.50%, 5/01/20 (c)		85	93,075
Kraton Polymers LLC/Kraton Polymers Capital Corp., 6.75%, 3/01/19		45	47,250
LyondellBasell Industries NV, 5.75%, 4/15/24		664	751,464
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.38%, 3/01/18		30	30,000
Nufarm Australia Ltd., 6.38%, 10/15/19 (c)		60	62,100
Orion Engineered Carbons Bondco GmbH, 10.00%, 6/15/18	EUR	98	147,961
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (c)	USD	41	41,154
PolyOne Corp., 7.38%, 9/15/20		80	88,700

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Chemicals (concluded)
Rockwood Specialties Group, Inc., 4.63%, 10/15/20	USD	374	$384,285
Solvay Finance SA, 4.20% (g)(h)	EUR	110	151,082

			2,326,276

Commercial Banks — 2.6%
Barclays Bank PLC, 5.14%, 10/14/20	USD	100	106,155
CIT Group, Inc.:
5.25%, 3/15/18		1,434	1,545,135
6.63%, 4/01/18 (c)		110	124,300
5.50%, 2/15/19 (c)		219	235,972
HSBC Bank PLC, 7.65%, 5/01/25		350	421,695
Itau Unibanco Holding SA, 5.75%, 1/22/21 (c)		225	225,225
Lloyds Bank PLC, 11.88%, 12/16/21 (g)	EUR	12	20,219

			2,678,701

Commercial Services & Supplies — 2.9%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (c)	USD	61	64,508
The ADT Corp.:
6.25%, 10/15/21 (c)		102	106,462
3.50%, 7/15/22		75	65,658
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (c)		161	166,946
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (c)		11	11,757
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18		120	122,100
Covanta Holding Corp., 6.38%, 10/01/22		85	87,590
EC Finance PLC, 9.75%, 8/01/17	EUR	50	74,225
Interactive Data Corp., 10.25%, 8/01/18	USD	340	382,942
Mobile Mini, Inc., 7.88%, 12/01/20		135	148,837
United Rentals North America, Inc.:
5.75%, 7/15/18		50	53,688
7.38%, 5/15/20		95	106,162
8.25%, 2/01/21		165	187,687
7.63%, 4/15/22		919	1,029,280
Verisure Holding AB:
8.75%, 9/01/18	EUR	100	148,789
8.75%, 12/01/18		100	146,139
West Corp., 8.63%, 10/01/18	USD	50	54,438

			2,957,208

Communications Equipment — 1.2%
Avaya, Inc., 7.00%, 4/01/19 (c)		215	209,087

Corporate Bonds		Par (000)	Value
Communications Equipment (concluded)
Brocade Communications Systems, Inc., 6.88%, 1/15/20	USD	175	$188,563
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		578	637,245
10.13%, 7/01/20		186	214,830

			1,249,725

Construction & Engineering — 0.2%
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (c)		200	209,500

Construction Materials — 3.2%
Buzzi Unicem SpA, 6.25%, 9/28/18	EUR	100	152,237
HD Supply, Inc.:
8.13%, 4/15/19	USD	1,487	1,659,864
11.00%, 4/15/20		230	273,125
7.50%, 7/15/20		977	1,035,620
HeidelbergCement Finance Luxembourg SA, 7.50%, 4/03/20	EUR	21	34,884
Lafarge SA, 4.75%, 9/30/20		100	142,408

			3,298,138

Consumer Finance — 0.7%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	185	194,944
Ford Motor Credit Co. LLC, 2.75%, 5/15/15		500	513,645

			708,589

Containers & Packaging — 0.8%
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	54	73,375
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21	USD	23	24,840
GCL Holdings SCA, 9.38%, 4/15/18 (c)	EUR	100	147,096
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	135	146,475
Sealed Air Corp. (c):
6.50%, 12/01/20		120	130,200
8.38%, 9/15/21		60	68,700
Smurfit Kappa Acquisitions, 4.88%, 9/15/18 (c)		200	206,500

			797,186

Diversified Consumer Services — 0.5%
APX Group, Inc., 6.38%, 12/01/19		157	158,570
Rent-A-Center, Inc., 4.75%, 5/01/21		108	101,250

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2013	2

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Diversified Consumer Services (concluded)
Service Corp. International, 4.50%, 11/15/20	USD	307	$296,639

			556,459

Diversified Financial Services — 7.5%
Aircastle Ltd., 6.25%, 12/01/19		174	187,920
Ally Financial, Inc.:
8.30%, 2/12/15		400	432,000
6.25%, 12/01/17		30	33,562
8.00%, 3/15/20		60	72,000
7.50%, 9/15/20		550	644,875
8.00%, 11/01/31		1,106	1,318,905
Bank of America Corp.:
4.50%, 4/01/15		375	393,204
6.50%, 8/01/16		410	465,496
5.63%, 10/14/16		100	112,010
5.75%, 12/01/17		240	274,886
Citigroup, Inc., 8.13%, 7/15/39		55	76,614
Co-Operative Group Ltd., 6.88%, 7/08/20	GBP	100	166,492
DPL, Inc.:
6.50%, 10/15/16	USD	115	124,200
7.25%, 10/15/21		310	316,200
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	100	175,902
General Motors Financial Co., Inc., 4.25%, 5/15/23 (c)	USD	101	96,202
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (c)		200	207,250
JPMorgan Chase & Co.:
5.50%, 10/15/40		175	188,331
5.60%, 7/15/41		175	191,119
Macquarie Bank Ltd., 5.00%, 2/22/17 (c)		200	219,110
Merrill Lynch & Co., Inc., 6.05%, 5/16/16		325	359,839
Reynolds Group Issuer, Inc.:
7.88%, 8/15/19		180	199,800
9.88%, 8/15/19		274	304,140
5.75%, 10/15/20		748	766,700
6.88%, 2/15/21		125	135,000
WMG Acquisition Corp., 11.50%, 10/01/18		151	174,782

			7,636,539

Diversified Telecommunication Services — 3.6%
Broadview Networks Holdings, Inc., 10.50%, 11/15/17		78	77,113
CenturyLink, Inc., Series V, 5.63%, 4/01/20		398	404,965
Level 3 Communications, Inc., 8.88%, 6/01/19		150	164,437

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (concluded)
Level 3 Financing, Inc.:
8.13%, 7/01/19	USD	1,310	$1,434,450
8.63%, 7/15/20		188	210,560
Qwest Corp., 7.25%, 10/15/35		200	195,436
Telecom Italia SpA:
6.38%, 6/24/19	GBP	50	84,777
4.88%, 9/25/20	EUR	100	136,639
Series TIT, 6.13%, 11/15/16 (i)		100	139,155
Telefonica Emisiones SAU, 5.46%, 2/16/21	USD	250	265,093
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	200	286,761
6.75%, 8/15/24		100	143,652
Windstream Corp., 7.88%, 11/01/17	USD	142	162,945

			3,705,983

Electric Utilities — 2.0%
Nisource Finance Corp., 3.85%, 2/15/23		400	386,399
Oncor Electric Delivery Co. LLC, 4.10%, 6/01/22		325	332,235
Progress Energy, Inc., 7.75%, 3/01/31		1,000	1,284,937

			2,003,571

Electrical Equipment — 0.2%
General Cable Corp., 6.50%, 10/01/22 (c)		102	100,980
Trionista Holdco GmbH, 5.00%, 4/30/20	EUR	100	137,932

			238,912

Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	45	53,325

Energy Equipment & Services — 2.9%
Calfrac Holdings LP, 7.50%, 12/01/20 (c)		120	121,500
CGG:
7.75%, 5/15/17		55	56,581
6.50%, 6/01/21		200	205,500
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		18	18,225
GrafTech International Ltd., 6.38%, 11/15/20		150	151,875
MEG Energy Corp., 6.50%, 3/15/21 (c)		366	380,640
Oil States International, Inc., 6.50%, 6/01/19		115	122,331

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2013	3

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (concluded)
Peabody Energy Corp.:
6.00%, 11/15/18	USD	313	$332,563
6.25%, 11/15/21		312	319,020
Precision Drilling Corp., 6.50%, 12/15/21		65	69,388
Seadrill Ltd., 5.63%, 9/15/17 (c)		535	549,712
Transocean, Inc., 6.50%, 11/15/20		550	623,015

			2,950,350

Food & Staples Retailing — 0.4%
Bakkavor Finance 2 PLC:
8.25%, 2/15/18	GBP	104	181,662
8.75%, 6/15/20		100	178,766
Rite Aid Corp., 6.75%, 6/15/21	USD	72	75,150

			435,578

Food Products — 2.0%
Barry Callebaut Services NV, 5.50%, 6/15/23 (c)		200	203,568
Darling International, Inc., 8.50%, 12/15/18		90	99,225
Findus Bondco SA:
9.13%, 7/01/18	EUR	100	148,789
9.50%, 7/01/18	GBP	100	177,538
Kraft Foods, Inc.:
6.50%, 8/11/17	USD	600	708,185
6.13%, 8/23/18		250	296,371
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 5/01/21 (c)		56	53,480
Post Holdings, Inc., 6.75%, 12/01/21 (c)		65	66,300
Sun Merger Sub, Inc. (c):
5.25%, 8/01/18		86	89,870
5.88%, 8/01/21		44	45,540
Univeg Holding BV, 7.88%, 11/15/20	EUR	100	135,200

			2,024,066

Gas Utilities — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/01/18	USD	95	102,006

Health Care Equipment & Supplies — 2.7%
Biomet, Inc.:
6.50%, 8/01/20		1,371	1,453,260
6.50%, 10/01/20		741	770,640
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (c)		410	457,150
Teleflex, Inc., 6.88%, 6/01/19		105	110,250

			2,791,300

Corporate Bonds		Par (000)	Value
Health Care Providers & Services — 7.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75%, 2/15/19	USD	150	$161,250
6.00%, 10/15/21 (c)		53	54,325
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		246	255,840
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (c)	EUR	200	286,963
Crown Newco 3 PLC, 7.00%, 2/15/18 (c)	GBP	200	342,559
HCA, Inc.:
8.50%, 4/15/19	USD	40	42,750
6.50%, 2/15/20		1,149	1,268,209
7.88%, 2/15/20		115	124,056
7.25%, 9/15/20		805	879,463
5.88%, 3/15/22		148	153,550
4.75%, 5/01/23		317	299,565
Hologic, Inc., 6.25%, 8/01/20		240	253,200
LifePoint Hospitals, Inc., 5.50%, 12/01/21 (c)(i)		73	73,365
Symbion, Inc., 8.00%, 6/15/16		125	132,656
Tenet Healthcare Corp.:
6.25%, 11/01/18		1,363	1,492,485
6.00%, 10/01/20 (c)		166	173,470
4.50%, 4/01/21		100	95,500
4.38%, 10/01/21 (c)		446	419,240
8.13%, 4/01/22		369	400,365
WellPoint, Inc., 5.95%, 12/15/34		194	212,155

			7,120,966

Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (c)		660	778,800

Hotels, Restaurants & Leisure — 1.6%
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	51	72,937
Diamond Resorts Corp., 12.00%, 8/15/18	USD	310	344,100
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	200	286,729
Intralot Finance Luxembourg SA, 9.75%, 8/15/18		150	220,890
PNK Finance Corp., 6.38%, 8/01/21 (c)	USD	136	140,420
Six Flags Entertainment Corp., 5.25%, 1/15/21 (c)		212	207,760
Snai SpA, 7.63%, 6/15/18 (i)	EUR	100	138,122
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(b)	USD	50	—

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2013	4

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
The Unique Pub Finance Co. PLC, Series A3, 6.54%, 3/30/21	GBP	100	$170,584

			1,581,542

Household Durables — 1.6%
Beazer Homes USA, Inc., 6.63%, 4/15/18	USD	145	155,875
RPG Byty Sro, 6.75%, 5/01/20	EUR	100	137,579
The Ryland Group, Inc., 6.63%, 5/01/20	USD	130	136,175
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	109	168,104
Standard Pacific Corp.:
10.75%, 9/15/16	USD	565	683,650
8.38%, 1/15/21		200	230,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (c)		95	91,675

			1,603,058

Household Products — 0.3%
Ontex IV SA, 9.00%, 4/15/19	EUR	100	146,965
Spectrum Brands Escrow Corp. (c):
6.38%, 11/15/20	USD	50	53,250
6.63%, 11/15/22		70	74,550

			274,765

Independent Power Producers & Energy Traders — 3.3%
Calpine Corp. (c):
7.50%, 2/15/21		22	23,980
6.00%, 1/15/22		36	36,990
5.88%, 1/15/24		52	51,740
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
10.00%, 12/01/20 (c)		765	810,900
10.00%, 12/01/20		1,562	1,659,625
GenOn REMA LLC, Series C, 9.68%, 7/02/26		105	108,150
Laredo Petroleum, Inc.:
9.50%, 2/15/19		115	128,225
7.38%, 5/01/22		50	54,125
NRG Energy, Inc., 7.63%, 1/15/18		330	376,200
QEP Resources, Inc., 5.38%, 10/01/22		75	72,375

			3,322,310

Industrial Conglomerates — 0.1%
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (c)		56	57,120

Corporate Bonds		Par (000)	Value
Insurance — 3.2%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (c)	USD	147	$153,983
American International Group, Inc., 6.40%, 12/15/20		1,130	1,346,553
Lincoln National Corp., 8.75%, 7/01/19		575	747,422
MetLife Global Funding I, 5.13%, 6/10/14 (c)		250	256,169
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (c)		90	92,925
Prudential Financial, Inc., 5.38%, 6/21/20		400	454,789
Standard Life PLC, 9.88%, 12/01/19 (g)	EUR	100	146,751

			3,198,592

Internet Software & Services — 0.2%
Equinix, Inc., 4.88%, 4/01/20	USD	22	21,945
IAC/InterActiveCorp, 4.75%, 12/15/22		151	139,675
VeriSign, Inc., 4.63%, 5/01/23		85	81,387

			243,007

IT Services — 2.8%
Ceridian Corp., 8.88%, 7/15/19 (c)		370	427,812
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (c)		112	129,360
First Data Corp. (c):
7.38%, 6/15/19		943	1,009,010
8.88%, 8/15/20		195	216,694
6.75%, 11/01/20		486	509,085
SunGard Data Systems, Inc.:
7.38%, 11/15/18		280	296,450
6.63%, 11/01/19		205	213,969

			2,802,380

Machinery — 0.2%
Allegion US Holding Co., Inc., 5.75%, 10/01/21 (c)		117	121,387
SPX Corp., 6.88%, 9/01/17		65	73,288

			194,675

Media — 9.5%
AMC Networks, Inc.:
7.75%, 7/15/21		80	90,000
4.75%, 12/15/22		86	82,130
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.50%, 4/30/21		320	334,000
5.25%, 9/30/22		218	205,465
5.13%, 2/15/23		50	46,750

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2013	5

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Media (continued)
Checkout Holding Corp., 10.72%, 11/15/15 (c)(e)	USD	166	$135,290
Cinemark USA, Inc., 5.13%, 12/15/22		44	42,405
Clear Channel Communications, Inc.:
9.00%, 12/15/19		130	132,600
9.00%, 3/01/21		276	278,760
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		240	253,200
6.50%, 11/15/22		845	873,740
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.:
3.80%, 3/15/22		250	239,154
6.00%, 8/15/40		175	170,174
DISH DBS Corp., 5.88%, 7/15/22		340	344,250
Gray Television, Inc., 7.50%, 10/01/20 (c)		87	91,568
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		154	168,245
5.50%, 8/01/23 (c)		161	154,157
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (c)		29	31,320
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (c)		75	77,438
NBCUniversal Media LLC, 6.40%, 4/30/40		530	608,840
The New York Times Co., 6.63%, 12/15/16		500	555,000
News America, Inc., 6.20%, 12/15/34		825	909,327
Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18		408	443,700
Odeon & UCI Finco PLC, 9.00%, 8/01/18 (c)	GBP	100	163,630
ProQuest LLC / ProQuest Notes Co., 9.00%, 10/15/18 (c)	USD	47	48,116
Sirius XM Holdings, Inc. (c):
4.25%, 5/15/20		141	134,655
4.63%, 5/15/23		68	60,690
TCI Communications, Inc., 7.88%, 2/15/26		1,000	1,313,954
Time Warner Cable, Inc., 4.50%, 9/15/42		445	329,210
Unitymedia GmbH, 9.50%, 3/15/21	EUR	150	236,158
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 7.50%, 3/15/19		337	496,839
Univision Communications, Inc., 5.13%, 5/15/23 (c)	USD	292	292,000

Corporate Bonds		Par (000)	Value
Media (concluded)
Virgin Media Secured Finance PLC, 6.50%, 1/15/18	USD	200	$207,250
Ziggo Finance BV, 6.13%, 11/15/17 (c)	EUR	88	123,458

			9,673,473

Metals & Mining — 2.8%
ArcelorMittal:
9.50%, 2/15/15	USD	100	109,000
4.25%, 2/25/15		43	44,183
4.25%, 8/05/15		29	30,015
6.13%, 6/01/18		190	206,387
Barrick North America Finance LLC, 5.70%, 5/30/41		250	214,287
Commercial Metals Co., 4.88%, 5/15/23		138	128,685
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	100	142,165
New Gold, Inc., 6.25%, 11/15/22 (c)	USD	105	103,162
Novelis, Inc., 8.75%, 12/15/20		1,195	1,338,400
Taseko Mines Ltd., 7.75%, 4/15/19		150	151,500
Vedanta Resources PLC, 8.25%, 6/07/21 (c)		200	202,000
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (c)(i)		158	162,345

			2,832,129

Multiline Retail — 0.9%
Dollar General Corp., 4.13%, 7/15/17		244	260,689
Dufry Finance SCA, 5.50%, 10/15/20 (c)		400	412,000
The Neiman Marcus Group, Inc. (c):
8.00%, 10/15/21		132	135,630
8.75%, 10/15/21 (d)		150	154,500

			962,819

Oil, Gas & Consumable Fuels — 11.2%
Access Midstream Partners LP/ACMP Finance Corp., 6.13%, 7/15/22		100	107,250
Anadarko Petroleum Corp.:
5.95%, 9/15/16		365	411,064
6.38%, 9/15/17		75	87,522
6.95%, 6/15/19		150	183,519
Antero Resources Finance Corp., 5.38%, 11/01/21 (c)		39	39,390

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2013	6

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (c)	USD	40	$41,900
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		25	26,438
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		100	109,500
Chesapeake Energy Corp.:
7.25%, 12/15/18		9	10,350
6.63%, 8/15/20		92	103,040
6.13%, 2/15/21		96	103,200
5.75%, 3/15/23		160	165,600
Concho Resources, Inc.:
7.00%, 1/15/21		40	43,950
6.50%, 1/15/22		50	54,125
CONSOL Energy, Inc., 8.25%, 4/01/20		625	679,687
Continental Resources, Inc.:
7.13%, 4/01/21		135	150,862
5.00%, 9/15/22		121	124,630
4.50%, 4/15/23		29	28,710
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.13%, 3/01/22 (c)		57	58,283
Denbury Resources, Inc., 4.63%, 7/15/23		157	141,692
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22		145	185,945
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21		500	529,347
Energy Transfer Partners LP, 5.20%, 2/01/22		600	638,317
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		120	133,800
7.75%, 6/15/19		320	342,400
Enterprise Products Operating LLC, 3.70%, 6/01/15		500	521,622
EP Energy LLC/Everest Acquisition Finance, Inc., Series WI, 6.88%, 5/01/19		60	64,650
EV Energy Partners LP/EV Energy Finance Corp., 8.00%, 4/15/19		55	55,688
Hilcorp Energy I LP/Hilcorp Finance Co., 7.63%, 4/15/21 (c)		70	75,950
Kinder Morgan Energy Partners LP, 3.95%, 9/01/22		475	469,068
Kinder Morgan, Inc., 5.63%, 11/15/23 (c)		67	65,915
Kodiak Oil & Gas Corp.:
8.13%, 12/01/19		128	141,760
5.50%, 2/01/22 (c)		27	27,000

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Linn Energy LLC/Linn Energy Finance Corp.:
6.50%, 5/15/19	USD	16	$16,120
7.00%, 11/01/19		100	99,500
8.63%, 4/15/20		55	58,850
7.75%, 2/01/21		50	51,875
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22		34	36,465
4.50%, 7/15/23		10	9,475
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21		52	53,430
Nexen, Inc., 6.40%, 5/15/37		150	171,729
Oasis Petroleum, Inc.:
7.25%, 2/01/19		90	96,975
6.50%, 11/01/21		110	118,800
6.88%, 3/15/22 (c)		73	78,475
Offshore Group Investment Ltd., 7.13%, 4/01/23		54	55,620
Pacific Drilling SA, 5.38%, 6/01/20 (c)		94	94,940
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		11	11,550
PDC Energy, Inc., 7.75%, 10/15/22		65	70,363
Petrobras International Finance Co.:
3.88%, 1/27/16		1,100	1,136,954
5.88%, 3/01/18		200	216,369
7.88%, 3/15/19		100	115,659
6.88%, 1/20/40		25	24,269
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (c)		210	224,700
Pioneer Natural Resources Co., 6.88%, 5/01/18		35	41,534
Range Resources Corp.:
8.00%, 5/15/19		45	47,925
5.75%, 6/01/21		42	44,783
5.00%, 8/15/22		33	32,423
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (c)		63	57,645
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (c)		33	34,485
Rosetta Resources, Inc., 5.63%, 5/01/21		61	61,229
Sabine Pass Liquefaction LLC (c):
5.63%, 2/01/21		458	452,275
6.25%, 3/15/22		104	103,740
5.63%, 4/15/23		117	110,858

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2013	7

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Sabine Pass LNG LP:
7.50%, 11/30/16	USD	545	$615,850
6.50%, 11/01/20		120	124,200
SandRidge Energy, Inc.:
8.75%, 1/15/20		8	8,640
7.50%, 2/15/23		98	99,960
SM Energy Co., 6.63%, 2/15/19		45	47,700
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21 (c)		100	104,500
Western Gas Partners LP, 5.38%, 6/01/21		325	349,424
Whiting Petroleum Corp., 5.00%, 3/15/19		219	223,927
The Williams Cos., Inc., 8.75%, 3/15/32		124	152,623

			11,378,013

Paper & Forest Products — 0.5%
Clearwater Paper Corp., 7.13%, 11/01/18		215	231,125
International Paper Co.:
7.95%, 6/15/18		220	272,254
7.30%, 11/15/39		5	6,106
NewPage Corp., 11.38%, 12/31/14 (a)(b)		779	—
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (c)		50	49,000

			558,485

Pharmaceuticals — 2.0%
Actavis, Inc. (FKA Watson Pharmaceuticals, Inc.), 3.25%, 10/01/22		550	515,230
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (c)	EUR	100	152,016
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (c)	USD	125	140,312
Valeant Pharmaceuticals International (c):
6.50%, 7/15/16		145	149,976
6.75%, 8/15/18		244	268,705
6.38%, 10/15/20		97	102,214
5.63%, 12/01/21 (i)		98	98,490
Wyeth LLC, 6.50%, 2/01/34		500	621,487

			2,048,430

Real Estate Investment Trusts (REITs) — 0.6%
Felcor Lodging LP:
6.75%, 6/01/19		290	310,300
5.63%, 3/01/23		62	60,450

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) (concluded)
HCP, Inc., 5.38%, 2/01/21	USD	225	$247,201

			617,951

Real Estate Management & Development — 2.0%
CBRE Services, Inc., 6.63%, 10/15/20		90	95,850
Lennar Corp., 4.75%, 11/15/22		110	102,025
Realogy Corp. (c):
7.88%, 2/15/19		951	1,038,967
7.63%, 1/15/20		130	145,275
The Realogy Group LLC/Sunshine Group Florida Ltd., 3.38%, 5/01/16 (c)		119	119,298
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		445	491,725

			1,993,140

Road & Rail — 1.5%
Canadian National Railway Co., 6.90%, 7/15/28		500	651,386
The Hertz Corp.:
7.50%, 10/15/18		285	308,156
5.88%, 10/15/20		55	57,063
7.38%, 1/15/21		380	417,050
6.25%, 10/15/22		95	98,800

			1,532,455

Semiconductors & Semiconductor Equipment — 0.2%
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (c)		200	208,250

Software — 1.4%
Activision Blizzard, Inc. (c):
5.63%, 9/15/21		144	149,580
6.13%, 9/15/23		50	52,375
Infor US, Inc., 9.38%, 4/01/19		630	710,325
Nuance Communications, Inc., 5.38%, 8/15/20 (c)		265	249,763
Oracle Corp., 5.38%, 7/15/40		210	225,646

			1,387,689

Specialty Retail — 1.9%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		130	146,250
Claire's Stores, Inc., 9.00%, 3/15/19 (c)		85	95,094
House of Fraser Funding PLC:
8.88%, 8/15/18	GBP	125	220,900
8.88%, 8/15/18 (c)		100	176,720
L Brands, Inc. (FKA Limited Brands, Inc.), 8.50%, 6/15/19	USD	320	384,800
Magnolia BC SA, 9.00%, 8/01/20	EUR	100	141,995

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2013	8

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Specialty Retail (concluded)
New Academy Finance Co. LLC/New Academy Finance Corp., 8.00%, 6/15/18 (c)(d)	USD	59	$60,402
Party City Holdings, Inc., 8.88%, 8/01/20		233	258,630
QVC, Inc. (c):
7.50%, 10/01/19		135	145,187
7.38%, 10/15/20		95	102,796
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/01/22		146	151,475

			1,884,249

Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp., 4.50%, 12/15/22		122	114,680
SIWF Merger Sub, Inc., 6.25%, 6/01/21 (c)		106	106,530
The William Carter Co., 5.25%, 8/15/21 (c)		88	89,540

			310,750

Tobacco — 0.0%
Altria Group, Inc., 9.95%, 11/10/38		17	26,046

Trading Companies & Distributors — 0.3%
Air Lease Corp., 4.50%, 1/15/16		257	271,456

Transportation Infrastructure — 0.2%
Aguila 3 SA, Series 144, 7.88%, 1/31/18 (c)		150	159,187

Wireless Telecommunication Services — 5.8%
America Movil SAB de CV:
2.38%, 9/08/16		200	205,579
5.00%, 3/30/20		400	435,145
American Tower Corp.:
4.50%, 1/15/18		375	404,332
4.70%, 3/15/22		380	382,804
Crown Castle International Corp., 5.25%, 1/15/23		115	113,562
Crown Castle Towers LLC, 6.11%, 1/15/40 (c)		375	421,798
Digicel Group Ltd. (c):
10.50%, 4/15/18		90	96,975
8.25%, 9/30/20		220	229,900
Phones4u Finance PLC:
9.50%, 4/01/18	GBP	100	172,221
9.50%, 4/01/18 (c)		100	172,221
SBA Tower Trust, 4.25%, 4/15/40 (c)	USD	325	329,365
Sprint Communications, Inc. (c):
9.00%, 11/15/18		1,216	1,471,360
7.00%, 3/01/20		669	744,262
Sprint Corp., 7.88%, 9/15/23 (c)		250	273,750

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (concluded)
T-Mobile USA, Inc.:
6.46%, 4/28/19	USD	60	$63,900
6.63%, 4/28/21		145	151,887
6.73%, 4/28/22		140	145,950
6.84%, 4/28/23		85	88,400

			5,903,411

Total Corporate Bonds — 102.8%			104,361,618

Floating Rate Loan Interests (g)
Airlines — 0.2%
Delta Air Lines, Inc., Term Loan B1, 4.00%, 10/18/18		161	161,330

Auto Components — 0.8%
Federal-Mogul Corp.:
Term Loan B, 2.10% - 2.11%, 12/29/14		385	380,180
Term Loan C, 2.10% - 2.11%, 12/28/15		208	205,694
Schaeffler AG, Term Loan C, 4.25%, 1/27/17		210	211,138

			797,012

Building Products — 0.1%
Wilsonart International Holdings LLC, Term Loan B, 4.00%, 10/31/19		149	147,449

Capital Markets — 0.1%
KCG Holdings, Inc., Term Loan B, 5.75%, 12/05/17		78	78,565

Chemicals — 0.3%
INEOS US Finance LLC, 6 Year Term Loan, 4.00%, 5/04/18		140	140,626
OXEA Finance LLC, 2nd Lien Term Loan, 8.25%, 7/15/20		90	91,434
US Coatings Acquisition, Inc., Term Loan, 4.75%, 2/01/20		25	25,051

			257,111

Commercial Services & Supplies — 0.4%
AWAS Finance Luxembourg Sarl, Term Loan B, 3.50%, 6/10/16		124	124,244
Catalent Pharma Solutions, Inc., Term Loan, 6.50%, 12/29/17		90	91,013
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		175	175,110

			390,367

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2013	9

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (g)		Par (000)	Value
Communications Equipment — 1.5%
Alcatel-Lucent USA, Inc.:
Term Loan C, 5.75%, 1/30/19	USD	496	$500,284
Term Loan D, 6.25%, 1/30/19	EUR	194	262,979
Zayo Group LLC, Term Loan B, 4.00%, 7/02/19	USD	746	745,056

			1,508,319

Construction Materials — 0.3%
HD Supply, Inc., Senior Debt B, 4.50%, 10/12/17		320	321,985

Containers & Packaging — 0.1%
Tekni-Plex, Inc., Term Loan B, 5.50% - 6.50%, 8/25/19		95	94,762

Diversified Consumer Services — 0.1%
ServiceMaster Co., Term Loan, 4.25%, 1/31/17		124	121,829

Diversified Telecommunication Services — 0.2%
Level 3 Financing, Inc.:
2019 Term Loan, 4.00%, 8/01/19		110	110,664
2020 Term Loan B, 4.00%, 1/15/20		70	70,438

			181,102

Electric Utilities — 0.5%
American Energy - Utica, LLC, 2nd Lien Term Loan, 11.00%, 9/10/18		449	449,088
Sandy Creek Energy Associates, L.P., Term Loan B, 5.00%, 11/06/20		75	75,205

			524,293

Food & Staples Retailing — 0.0%
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20		40	40,950

Food Products — 0.2%
AdvancePierre Foods, Inc., Term Loan, 5.75%, 7/10/17		79	78,884
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/20		159	158,961

			237,845

Health Care Equipment & Supplies — 0.4%
Capital Safety North America Holding, Inc., Term Loan, 4.50%, 1/21/19		276	275,126

Floating Rate Loan Interests (g)		Par (000)	Value
Health Care Equipment & Supplies (concluded)
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18	USD	104	$96,948

			372,074

Health Care Providers & Services — 0.1%
inVentiv Health, Inc., Combined Term Loan, 7.50%, 8/04/16		107	106,219

Hotels, Restaurants & Leisure — 5.1%
Caesars Entertainment Resort Properties, LLC, Term Loan B, 7.00%, 10/12/20		3,455	3,392,396
Hilton Worldwide Finance, LLC, Term Loan B2, 4.00%, 10/26/20		1,003	1,006,111
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		208	207,655
Station Casinos, Inc., Term Loan B, 5.00%, 3/02/20		577	582,992

			5,189,154

Industrial Conglomerates — 0.2%
Sequa Corp., Term Loan B, 5.25%, 12/19/17		207	204,448

Insurance — 0.1%
Alliant Holdings I, Inc., Term Loan B, 4.75%, 12/20/19		119	119,324

Internet Software & Services — 0.1%
Interactive Data Corp., Term Loan B, 3.75%, 2/11/18		149	149,105

IT Services — 0.3%
First Data Corp., Extended 2018 Term Loan B, 4.17%, 3/23/18		285	285,570

Life Sciences Tools & Services — 0.1%
Patheon, Inc., Term Loan, 7.25%, 12/06/18		74	74,946

Machinery — 0.1%
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		118	117,878

Media — 3.2%
Cengage Learning Acquisitions, Inc.:
Non-Extended Term Loan, 4.75%, 7/03/14		39	29,612
Tranche 1 Incremental, 7.50%, 7/03/14		475	357,043
Clear Channel Communications, Inc.:
Term Loan B, 3.81%, 1/29/16		35	34,029
Term Loan C, 3.81%, 1/29/16		20	18,886

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2013	10

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (g)		Par (000)	Value
Media (concluded)
Clear Channel Communications, Inc. (concluded):
Term Loan D, 6.91%, 1/30/19	USD	380	$358,407
EMI Music Publishing Ltd., Term Loan B, 4.25%, 6/29/18		104	104,316
Intelsat Jackson Holdings SA, Term Loan B2, 2.00%, 6/30/19		2,026	2,028,793
Tribune Co., 2013 Term Loan, 4.00%, 11/12/20		180	179,156
TWCC Holding Corp., 2nd Lien Term Loan, 7.00%, 6/26/20		80	81,900
Virgin Media Investment Holdings Ltd., Term Loan B, 3.50%, 6/08/20		40	39,997

			3,232,139

Metals & Mining — 0.9%
Constellium Holdco BV, Term Loan B, 6.00%, 3/25/20		308	315,776
FMG Resources August 2006 Property Ltd., Term Loan, 4.25%, 6/28/19		558	562,789

			878,565

Multiline Retail — 0.2%
BJ's Wholesale Club, Inc., 2nd Lien Term Loan, 8.50%, 3/26/20		65	66,219
The Neiman Marcus Group, Inc., Term Loan, 5.00%, 10/26/20		160	160,960

			227,179

Oil, Gas & Consumable Fuels — 1.3%
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/20/20		118	118,883
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17		490	499,800
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		224	224,443
Offshore Group Investment Ltd.:
6.25%, 10/25/17		114	114,148
5.75%, 3/28/19		228	230,546
Samson Investment Co., 2nd Lien Term Loan, 6.00%, 9/25/18		85	85,212

			1,273,032

Pharmaceuticals — 0.1%
Pharmaceutical Product Development LLC, Term Loan B, 4.25%, 12/05/18		108	108,595

Floating Rate Loan Interests (g)		Par (000)	Value
Professional Services — 0.1%
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19	USD	133	$133,707

Real Estate Investment Trusts (REITs) — 0.2%
iStar Financial, Inc., Term Loan, 4.50%, 10/16/17		166	167,134

Real Estate Management & Development — 0.2%
Realogy Corp.:
Extended Letter of Credit, 4.45%, 10/10/16		50	50,313
Extended Term Loan, 4.50%, 3/05/20		184	185,916

			236,229

Road & Rail — 0.1%
Genesee & Wyoming, Inc., Term Loan A, 1.91%, 9/29/17		98	97,715

Software — 0.6%
Infor US, Inc., Term Loan B2, 5.25%, 4/05/18		400	401,428
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20		185	190,550

			591,978

Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		399	379,230

Thrifts & Mortgage Finance — 0.2%
Ocwen Financial Corp., Term Loan, 5.00%, 2/15/18		214	216,377

Total Floating Rate Loan Interests — 18.8%			19,023,517

Foreign Agency Obligations
Qatar Government International Bond, 4.00%, 1/20/15 (c)		200	206,760
Total Foreign Agency Obligations — 0.2%			206,760

Municipal Bonds

Metropolitan Transportation Authority, RB, Series TR, 6.81%, 11/15/40		300	363,765
Total Municipal Bonds — 0.4%			363,765

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2013	11

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

US Government Sponsored Agency Obligations		Par (000)	Value

Collateralized Mortgage Obligations — 0.0%
Government National Mortgage Association, Series 2006-68, Class B, REMIC, 5.16%, 6/16/31 (g)	USD	43	$42,950

Preferred Securities
Capital Trusts
Capital Markets — 0.1%
State Street Capital Trust IV, 1.25%, 6/01/77 (g)		200	154,300

Insurance — 0.2%
MetLife Capital Trust X, 9.25%, 4/08/68 (c)		150	192,000

Total Capital Trusts — 0.3%			346,300

Preferred Stocks		Shares

Capital Markets — 0.3%
The Goldman Sachs Group, Inc., Series J, 5.50% (g)(h)		13,550	307,856

Trust Preferreds
Diversified Financial Services — 0.7%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (g)		25,680	686,788
Total Preferred Securities — 1.3%			1,340,944
Total Long-Term Securities (Cost — $120,693,765) — 123.8%			$125,648,629

Short-Term Securities		Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (j)(k)		1,729,548	$1,729,548

Total Short-Term Securities (Cost — $1,729,548) — 1.7%			1,729,548

Options Purchased
(Cost — $217,832) — 0.2%			186,355

Total Investments Before Options Written (Cost — $122,641,145*) — 125.7%			127,564,532

Options Written
(Premiums Received — $39,000) — (0.0)%			(31,362)

Total Investments, Net of Options Written (Cost — $122,602,145) — 125.7%			127,533,170
Liabilities in Excess of Other Assets — (25.7)%			(26,033,918)

Net Assets — 100.0%			$101,499,252

* As of November 30, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost			$122,943,186

Gross unrealized appreciation			$6,788,446
Gross unrealized depreciation			(2,167,100)

Net unrealized appreciation			$4,621,346

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f)	Convertible security.
(g)	Variable rate security. Rate shown is as of report date.
(h)	Security is perpetual in nature and has no stated maturity date.

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2013	12

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

(i)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Bank of America N.A.	$162,345	$4,345
Barclays Capital, Inc.	$73,365	$365
Goldman Sachs & Co.	$98,490	$490
J.P. Morgan Securities LLC	$138,122	$2,387
Morgan Stanley & Co. LLC	$139,155	$5,560

(j)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at November 30, 2013	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	907,585	821,963	1,729,548	55

(k)	Represents the current yield as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADS	American Depositary Shares
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
LIBOR	London Interbank Offered Rate
RB	Revenue Bonds
REMIC	Real Estate Mortgage Investment Conduit
USD	US Dollar

•	For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2013	13

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

•	Financial futures contracts as of November 30, 2013 were as follows:

Contracts Purchased/ Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

(22)	10-Year US Treasury Note	Chicago Board of Trade	March 2014	USD	2,758,250	$(5,821)
(30)	Long US Treasury Bond	Chicago Board of Trade	March 2014	USD	3,922,500	6,451
5	Ultra Long US Treasury Bond	Chicago Board of Trade	March 2014	USD	695,625	2,917
61	2-Year US Treasury Note	Chicago Board of Trade	March 2014	USD	13,438,110	4,685
21	5-Year US Treasury Note	Chicago Board of Trade	March 2014	USD	2,539,359	956

Total						$9,188

•	Foreign currency exchange contracts as of November 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation

USD	6,037,522	EUR	4,471,000	Barclays Bank PLC	1/22/14	$(37,806)
USD	2,743,775	GBP	1,700,000	Barclays Bank PLC	1/23/14	(36,912)
USD	158,159	GBP	99,143	Citibank N.A.	1/23/14	(4,009)
USD	86,333	GBP	54,000	Deutsche Bank AG	1/23/14	(1,995)
USD	152,534	GBP	95,000	UBS AG	1/23/14	(2,858)
Total						$(83,580)

•	Exchange-traded swaptions purchased as of November 30, 2013 were as follows:

Description	Put/ Call		Strike Price	Expiration Date	Notional Amount (000)	Market Value

10 Year US Treasury Note	Put	USD	2.85	4/30/14	1,200	$32,338
10 Year US Treasury Note	Call	USD	2.85	4/30/14	1,200	15,452
10 Year US Treasury Note	Put	USD	4.50	2/02/17	1,000	44,773
30 Year US Treasury Note	Call	USD	3.25	7/11/14	500	4,851
30 Year US Treasury Note	Call	USD	3.25	8/01/14	500	5,316
30 Year US Treasury Note	Put	USD	3.83	10/03/14	800	46,015
30 Year US Treasury Note	Call	USD	3.83	10/03/14	800	37,610
Total						$186,355

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2013	14

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

•	Over-the-counter options purchased as of November 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD	942.86	12/14/19	6	—

•	Exchange-traded swaptions written as of November 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

10-Year Interest Rate Swap	Put	USD	6.00	2/02/17	2,000,000	(31,362)

•	Centrally cleared interest rate swaps outstanding as of November 30, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

0.44%[1]	3-MonthLIBOR	Chicago Mercantile	8/29/14	USD	2,000	$(2,726)
0.64% [1]	3-Month LIBOR	Chicago Mercantile	9/09/15	USD	5,800	(30,012)
2.79% [1]	3-Month LIBOR	Chicago Mercantile	11/18/23	USD	700	2,712
Total						$(30,026)

[1]Trust pays the fixed rate and receives the floating rate.

•	Over-the-counter credit default swaps – buy protection outstanding as of November 30, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Depreciation

The New York Times Co.	1.00%	Barclays Bank PLC	12/20/16	USD	500	$(3,876)	$21,336	$(25,212)

•	Over-the-counter credit default swaps – sold protection outstanding as of November 30, 2013 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]		Notional Amount (000)[2]	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

MetLife, Inc.	5.00%	Deutsche Bank AG	6/20/15	BBB	USD	150	$11,114	$3,334	$7,780
MetLife, Inc.	1.00%	UBS AG	9/20/15	BBB	USD	175	2,231	(4,576)	6,807
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC-	USD	98	(24,645)	(25,272)	627
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	12/20/15	CCC-	USD	56	(14,074)	(12,879)	(1,195)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC-	USD	23	(5,710)	(5,076)	(634)

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2013	15

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

•	Over-the-counter credit default swaps – sold protection outstanding as of November 30, 2013 were as follows (continued):

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]		Notional Amount (000)[2]	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	12/20/15	CCC-	USD	27	$(6,768)	$(5,550)	$(1,218)
Caesars Entertainment Operating Co., Inc.	5.00%	UBS AG	12/20/15	CCC-	USD	130	(32,590)	(25,116)	(7,474)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	12/20/15	CCC-	USD	62	(15,466)	(7,863)	(7,603)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	39	(11,196)	(8,359)	(2,837)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	39	(11,196)	(8,359)	(2,837)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	121	(34,960)	(24,879)	(10,081)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	3/20/16	CCC-	USD	14	(4,189)	(2,523)	(1,666)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	36	(10,498)	(5,737)	(4,761)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	3/20/16	CCC-	USD	22	(6,323)	(3,510)	(2,813)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	30	(8,550)	(5,786)	(2,764)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/16	CCC-	USD	13	(3,861)	(2,564)	(1,297)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	3/20/16	CCC-	USD	15	(4,251)	(2,716)	(1,535)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/16	CCC-	USD	13	(3,850)	(2,269)	(1,581)

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2013	16

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

•	Over-the-counter credit default swaps – sold protection outstanding as of November 30, 2013 were as follows (concluded):

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC-	USD	77	$(25,488)	$(17,692)	$(7,796)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	6/20/16	CCC-	USD	70	(23,065)	(12,287)	(10,778)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/16	CCC-	USD	60	(19,893)	(11,189)	(8,704)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC-	USD	150	(49,425)	(33,225)	(16,200)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	9/20/16	CCC-	USD	402	(148,824)	(84,361)	(64,463)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/17	CCC-	USD	13	(5,743)	(3,586)	(2,157)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/17	CCC-	USD	27	(11,694)	(7,411)	(4,283)
Total							$(468,914)	$(319,451)	$(149,463)

[1]	Using Standard & Poor’s ratings of the issuer.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2013	17

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

•	Over-the-counter interest rate swaps outstanding as of November 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date		Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Depreciation

0.41%[1]	3-Month LIBOR	Goldmand Sachs Bank USA	2/08/15	USD	1,800	$(2,623)	—	$(2,623)

[1]	Trust pays the fixed rate and receives the floating rate.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its annual report.

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2013	18

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks	—	$3,793	$305,282	$309,075
Corporate Bonds	—	104,361,618	—	104,361,618
Floating Rate Loan Interests	—	17,763,168	1,260,349	19,023,517
Foreign Agency Obligations	—	206,760	—	206,760
Municipal Bonds	—	363,765	—	363,765
US Government Sponsored Agency Obligations	—	42,950	—	42,950
Preferred Securities	$307,856	1,033,088	—	1,340,944
Short-Term Securities	1,729,548	—	—	1,729,548
Options Purchased:
Interest rate contracts	—	186,355	—	186,355
Total	$2,037,404	$123,961,497	$1,565,631	$127,564,532

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Assets:
Credit contracts	—	$15,214	—	$15,214
Interest rate contracts	$15,009	2,712	—	17,721
Liabilities:
Credit contracts	—	(189,889)	—	(189,889)
Interest rate contracts	(5,821)	(66,723)	—	(72,544)
Foreign currency exchange contracts	—	(83,580)	—	(83,580)
	$9,188	$(322,266)		$(313,078)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2013.

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2013	19

Schedule of Investments (concluded)	BlackRock Strategic Bond Trust (BHD)

Certain of the Trust's assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$226,205	—	—	$226,205
Cash pledged as collateral for centrally cleared swaps	45,000	—	—	45,000
Cash pledged for financial futures contracts	125,701	—	—	125,701
Foreign currency at value	144,407	—	—	144,407
Liabilities:
Loans Payable		$(28,000,000)		(28,000,000)
Total	$541,313	$(28,000,000)	—	$(27,458,687)

The Trust's investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of August 31, 2013	$302,133	$1,447,893	$1,750,026
Transfers into Level 3	—	124,454	124,454
Transfers out of Level 3	—	(684,451)	(684,451)
Accrued discounts/premiums	—	826	826
Net realized gain (loss)	—	648	648
Net change in unrealized appreciation/depreciation[1]	3,149	9,234	12,383
Purchases	—	440,189	440,189
Sales	—	(78,444)	(78,444)
Closing Balance, as of November 30, 2013	$305,282	$1,260,349	$1,565,631

[1]	The change in unrealized appreciation/depreciation on investments still held as of November 30, 2013 was $12,383.

BLACKROCK STRATEGIC BOND TRUST	NOVEMBER 30, 2013	20

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Bond Trust

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Strategic Bond Trust

Date: January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Strategic Bond Trust

Date: January 24, 2014

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Strategic Bond Trust

Date: January 24, 2014